UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	155 N. Pfingsten Road, Suite 160
		Deerfield, IL 60015


Form 13F File Number:  28-14666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	April 17, 2013
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	87


Form 13F Information Table Value Total:	 $157,456
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

				NADLER FINANCIAL GROUP, INC.
				FORM 13F INFORMATION TABLE
				QUARTER ENDED MARCH 31, 2013

				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $342 	 	3,218 	SH		SOLE		NONE
A T & T INC NEW			COM		00206R102	 $849 	 	23,127 	SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $307 		 8,689 	SH		SOLE		NONE
ABBVIE INC			COM		00287Y109	 $354 	 	8,687 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $395 	 	7,720 	SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $236 	 	6,874 	SH		SOLE		NONE
AMAZON COM INC			COM		023135106	 $249 	 	934 	SH		SOLE		NONE
AMGEN INC			COM		031162100	 $258	 	 2,520 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $3,527 	 7,967 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $369 	 	5,075 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B NEW CL B	COM		084670207	 $933 	 	8,958 	SH		SOLE		NONE
BRISTOL MYERS SQUIBB CO		COM		110122108	 $208 	 	5,055 	SH		SOLE		NONE
CBOE HLDGS INC			COM		12503M108	 $230 	 	6,216 	SH		SOLE		NONE
CHEVRON CORPORATION		COM		166764100	 $340 	 	2,863 	SH		SOLE		NONE
CISCO SYS INC			COM		17275R102	 $280 	 	13,411 	SH		SOLE		NONE
CITIGROUP INC			COM NEW		172967424	 $365 	 	8,284 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $386 	 	6,290 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $567 	 	14,014 	SH		SOLE		NONE
COMCAST CORP NEW		CL A		20030N101	 $290 	 	6,900 	SH		SOLE		NONE
CORNERSTONE PROGRESSIVE RTN	COM		21925C101	 $105 	 	17,758 	SH		SOLE		NONE
COSTCO WHSL CORP NEW		COM		22160K105	 $233 		 2,196 	SH		SOLE		NONE
CVS CAREMARK CORPORATION	COM		126650100	 $319 	 	5,811 	SH		SOLE		NONE
DEERE & CO			COM		244199105	 $247 	 	2,878 	SH		SOLE		NONE
DISNEY WALT CO			COM DISNEY	254687106	 $484 		 8,523 	SH		SOLE		NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $2,040  	22,639 	SH		SOLE		NONE
FASTENAL CO			COM		311900104	 $277 	 	5,400 	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $164 	 	12,486 	SH		SOLE		NONE
GAP INC DEL			COM		364760108	 $243 	 	6,867 	SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $772 		 33,395 SH		SOLE		NONE
GOLDMAN SACHS GROUP INC		COM		38141G104	 $327 		 2,219 	SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $623 		 784 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $286 	 	13,087 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,469 	 6,893 	SH		SOLE		NONE
ISHARES TR			HIGH YLD CORP	464288513	 $200 	 	2,125 	SH		SOLE		NONE
ISHARES TR			DJ SEL DIV INX	464287168	 $655 	 	10,339 	SH		SOLE		NONE
ISHARES TR			RESIDENT PLS CAP464288562	 $910 	 	17,634 	SH		SOLE		NONE
ISHARES GOLD TRUST		ISHARES		464285105	 $458 	 	29,521 	SH		SOLE		NONE
ISHARES INC			MSCI BRAZIL	464286400	 $269 	 	4,944 	SH		SOLE		NONE
ISHARES INC			MSCI PAC J IDX	464286665	 $1,247 	25,095 	SH		SOLE		NONE
ISHARES TR			RUSSELL1000VAL	464287598	 $9,719 	119,801	SH		SOLE		NONE
ISHARES TR			RUSSELL MCP VL	464287473	 $834 	 	14,630 	SH		SOLE		NONE
ISHARES TR			MSCI EMERG MKT	464287234	 $399 	 	9,237 	SH		SOLE		NONE
ISHARES TR			BARCLYS INTER CR464288638	 $225 	 	2,026 	SH		SOLE		NONE
ISHARES TR			BARCLYS TIPS BD	464287176	 $577 	 	4,760 	SH		SOLE		NONE
ISHARES TR			RUSSELL1000GRW	464287614	 $18,401 	257,894	SH		SOLE		NONE
ISHARES TR			S&P LTN AM 40	464287390	 $410 	 	9,397 	SH		SOLE		NONE
ISHARES TR			CORE S&P500 ETF	464287200	 $593 	 	3,768 	SH		SOLE		NONE
JOHNSON & JOHNSON		COM		478160104	 $767 	 	9,409 	SH		SOLE		NONE
JPMORGAN CHASE & CO		ALERIAN ML ETN	46625H365	 $485 	 	10,666 	SH		SOLE		NONE
JPMORGAN CHASE & CO		COM		46625H100	 $465 	 	9,797 	SH		SOLE		NONE
LILLY ELI & CO			COM		532457108	 $301 	 	5,305 	SH		SOLE		NONE
MARATHON PETE CORP		COM		56585A102	 $246 	 	2,747 	SH		SOLE		NONE
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	 $313 	 	7,755 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,281 	12,872 	SH		SOLE		NONE
MCKESSON CORP			COM		58155Q103	 $308 	 	2,857 	SH		SOLE		NONE
MERCK & CO INC NEW		COM		58933Y105	 $550 	 	12,447 	SH		SOLE		NONE
MICROSOFT CORP			COM		594918104	 $676 	 	23,636 	SH		SOLE		NONE
NEWS CORP			CL A		65248E104	 $204 	 	6,700 	SH		SOLE		NONE
NEXTERA ENERGY INC		COM		65339F101	 $212 	 	2,728 	SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $212 	 	27,775 	SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $1,131 	34,977 	SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $349 	 	4,415 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $1,184 	 41,020 SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $665 	 	7,177 	SH		SOLE		NONE
POWERSHARES ETF TR II		S&P500 LOW VOL	73937B779	 $4,797 	154,340	SH		SOLE		NONE
POWERSHS DB MULTI SECT COMM	DB PREC MTLS	73936B200	 $1,106 	 20,495	SH		SOLE		NONE
POWERSHS QQQ TRUST SER 1	UNIT SER 1	73935A104	 $1,167 	 16,934	SH		SOLE		NONE
PROCTER & GAMBLE		COM		742718109	 $384 	 	4,989 	SH		SOLE		NONE
SCHWAB STRATEGIC TR		US LCAP VA ETF	808524409	 $202 		 6,000 	SH		SOLE		NONE
SPDR S&P 500 ETF TR		TR UNIT		78462F103	 $17,229 	109,997 SH		SOLE		NONE
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	 $799 	 	5,500 	SH		SOLE		NONE
SPDR GOLD TRUST SPDR GOLD SHS	GOLD SHS	78463V107	 $26,306 	170,291	SH		SOLE		NONE
SPDR INDEX SHS FDS		MIDEAST AFRICA	78463X806	 $270 	 	4,020 	SH		SOLE		NONE
SPDR S&P DIVIDEND ETF		S&P DIVID ETF	78464A763	 $2,596 	39,346 	SH		SOLE		NONE
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	 $232 	 	17,150 	SH		SOLE		NONE
THE SOUTHERN COMPANY		COM		842587107	 $202 		 4,307 	SH		SOLE		NONE
US BANCORP DEL			COM NEW		902973304	 $273 		 8,065 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	INTERMED TERM	921937819	 $265 	 	3,014 	SH		SOLE		NONE
VANGUARD BD INDEX FD INC	SHORT TRM BOND	921937827	 $1,191 	14,711 	SH		SOLE		NONE
VANGUARD DIV APPRCIATION	DIV APP ETF	921908844	 $11,804 	179,711	SH		SOLE		NONE
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF922042858	 $9,193	 	214,320	SH		SOLE		NONE
VANGUARD WHITEHALL FDS INC	HIGH DIV YLD	921946406	 $844 	 	15,390 	SH		SOLE		NONE
VERIZON COMMUNICATIONS		COM		92343V104	 $713 		 14,505	SH		SOLE		NONE
WAL MART STORES INC		COM		931142103	 $317 	 	4,240 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $1,370 	28,738 	SH		SOLE		NONE
WISDOMTREE TRUST		DIV EX-FINL FD	97717W406	 $10,847  	175,138	SH		SOLE		NONE
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	 $3,027 	51,397 	SH		SOLE		NONE



Total Fair Market Value (in thousands):			 	$157,456


